Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 551,570	$ 108,674	$ 772,738
Franchise tax expenses	49,315	83,836	98,082
Loss from operations	(600,885)	(192,510)	(870,820)
Interest and investment income		325
Income earned on investments held in Trust Account	3,104	325	33,037
Financing costs - derivative warrant liabilities		(410,849)
Change in fair value of derivative warrant liabilities	(11,060,000)	(2,355,500)	(4,740,000)
Net loss	(11,657,781)	(2,958,534)	(5,577,783)
Common Class A [Member]
Interest and investment income	$ 3,104		$ 33,037
Net loss		$ 0
Weighted average shares outstanding	17,250,000	17,250,000	17,250,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0	$ 0.00
Common Class B [Member]
Net loss	$ (11,657,781)	$ (2,959,000)	$ (5,577,783)
Weighted average shares outstanding	4,312,500	3,817,819	4,312,500
Basic and diluted net income (loss) per share	$ (2.70)	$ (0.77)	$ (1.29)